Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,558	$ 109	$ 3,505
Lease liabilities - noncurrent	7,334	$ 224	7,470
Lease liabilities	10,892		10,975
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	204		197
Lease liabilities - noncurrent	1,463		1,603
Lease liabilities	$ 1,667		$ 1,800